Post-employment benefits - Summary of Movement in Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Net Defined Benefit Liability (Asset) [Abstract]
Balance at beginning of period	$ 16,577	$ 13,436
Changes In Net Defined Benefit Liability (Asset) [Abstract]
Interest income	387	125
Return on plan assets, excl. interest income	(654)	(204)	$ (32)
Administrative expenses	(70)	(71)
Employer contributions	1,531	1,452
Employee contributions	1,441	1,361
Transfers in (out) due to joiners (leavers)	(1,037)	551
Currency translation differences	1,752	(73)
Balance at end of period	$ 19,927	$ 16,577	$ 13,436